Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	15,250	$ 1,924,245
Elbit Systems Ltd.	9,000	1,303,560
Huntington Ingalls Industries, Inc.	25,500	4,923,030

		8,150,835

Auto Components - 0.6%
Dana, Inc.	48,100	1,069,744
Gentex Corp.	22,250	733,805
Stoneridge, Inc. (A)	20,200	411,878
Visteon Corp. (A)	15,100	1,425,289

		3,640,716

Banks - 7.1%
Atlantic Union Bankshares Corp.	22,350	823,598
Bank of Princeton	10,000	300,400
Berkshire Hills Bancorp, Inc.	63,500	1,713,230
Central Valley Community Bancorp	14,650	314,975
CIT Group, Inc.	104,592	5,433,554
Dime Community Bancshares, Inc.	54,756	1,788,331
First Citizens BancShares, Inc., Class A	8,750	7,377,737
First Community Bankshares, Inc.	50,004	1,586,127
First Merchants Corp.	51,150	2,140,116
Hope Bancorp, Inc.	54,322	784,410
Investors Bancorp, Inc.	68,400	1,033,524
Lakeland Bancorp, Inc.	130,250	2,296,307
OceanFirst Financial Corp.	53,700	1,149,717
People’s United Financial, Inc.	83,000	1,450,010
Sandy Spring Bancorp, Inc.	62,850	2,879,787
Sterling Bancorp	74,700	1,864,512
Umpqua Holdings Corp.	117,200	2,373,300
United Bankshares, Inc.	13,500	491,130
United Community Banks, Inc.	73,800	2,422,116
Washington Trust Bancorp, Inc.	15,103	800,157
Webster Financial Corp.	33,350	1,816,241
Western Alliance Bancorp	20,500	2,230,810

		43,070,089

Beverages - 0.8%
Molson Coors Beverage Co., Class B	102,400	4,749,312

Biotechnology - 0.6%
Exelixis, Inc. (A)	80,600	1,703,884
United Therapeutics Corp. (A)	10,000	1,845,800

		3,549,684

Building Products - 1.4%
American Woodmark Corp. (A)	22,900	1,496,973
Gibraltar Industries, Inc. (A)	9,000	626,850
Masonite International Corp. (A)	15,200	1,613,176
Owens Corning	20,500	1,752,750
PGT Innovations, Inc. (A)	78,700	1,503,170
Quanex Building Products Corp.	83,800	1,794,158

		8,787,077

Capital Markets - 1.5%
Cboe Global Markets, Inc.	30,400	3,765,344
Piper Sandler Cos.	20,450	2,831,507
Stifel Financial Corp.	35,000	2,378,600

		8,975,451

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.5%
Axalta Coating Systems Ltd. (A)	219,200	$ 6,398,448
Chase Corp.	10,350	1,057,253
Huntsman Corp.	41,550	1,229,464
Trinseo SA	13,575	732,779

		9,417,944

Commercial Services & Supplies - 0.4%
HNI Corp.	27,650	1,015,308
Tetra Tech, Inc.	8,650	1,291,791

		2,307,099

Communications Equipment - 0.7%
Harmonic, Inc. (A)	78,250	684,688
KVH Industries, Inc. (A)	132,500	1,275,975
NETGEAR, Inc. (A)	10,500	335,055
Silicom Ltd. (A)	39,750	1,719,187

		4,014,905

Construction & Engineering - 1.0%
Comfort Systems USA, Inc.	34,000	2,424,880
EMCOR Group, Inc.	24,650	2,844,117
Granite Construction, Inc.	17,000	672,350

		5,941,347

Consumer Finance - 0.9%
Ally Financial, Inc.	104,800	5,350,040

Containers & Packaging - 2.4%
Berry Global Group, Inc. (A)	57,100	3,476,248
Graphic Packaging Holding Co.	243,400	4,634,336
Sealed Air Corp.	117,700	6,448,783

		14,559,367

Distributors - 1.0%
LKQ Corp. (A)	123,700	6,224,584

Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	74,600	1,910,506
Strategic Education, Inc.	1,150	81,075
Stride, Inc. (A)	41,200	1,480,728

		3,472,309

Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	94,700	2,806,908

Electric Utilities - 2.7%
Evergy, Inc.	120,900	7,519,980
OGE Energy Corp.	258,900	8,533,344
Portland General Electric Co.	16,000	751,840

		16,805,164

Electrical Equipment - 0.8%
Acuity Brands, Inc.	4,450	771,497
LSI Industries, Inc.	149,400	1,157,850
Regal Beloit Corp.	21,750	3,269,895

		5,199,242

Electronic Equipment, Instruments & Components - 2.9%
Coherent, Inc. (A)	8,100	2,025,729
Flex Ltd. (A)	204,300	3,612,024
Methode Electronics, Inc.	47,750	2,007,887
OSI Systems, Inc. (A)	12,000	1,137,600

Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	85,000	$ 1,707,650
Vontier Corp.	212,100	7,126,560

		17,617,450

Energy Equipment & Services - 0.7%
Baker Hughes Co.	112,100	2,772,233
Helix Energy Solutions Group, Inc. (A) (B)	91,350	354,438
Helmerich & Payne, Inc.	32,650	894,937

		4,021,608

Entertainment - 0.4%
Madison Square Garden Entertainment Corp. (A)	30,782	2,236,928
Madison Square Garden Sports Corp., Class A (A)	2,850	529,957

		2,766,885

Equity Real Estate Investment Trusts - 3.6%
Apple Hospitality, Inc.	119,600	1,881,308
Brandywine Realty Trust	128,500	1,724,470
Community Healthcare Trust, Inc.	24,250	1,095,857
Gaming & Leisure Properties, Inc.	76,253	3,532,039
JBG SMITH Properties	230,700	6,831,027
Lexington Realty Trust	149,400	1,904,850
Physicians Realty Trust	128,500	2,264,170
Piedmont Office Realty Trust, Inc., Class A	36,750	640,553
Sabra Health Care, Inc.	93,500	1,376,320
Summit Hotel Properties, Inc. (A)	52,900	509,427

		21,760,021

Food & Staples Retailing - 0.1%
Village Super Market, Inc., Class A	27,850	603,788

Food Products - 2.8%
Kraft Heinz Co.	153,287	5,644,027
Nomad Foods Ltd. (A)	24,250	668,330
Post Holdings, Inc. (A)	89,368	9,844,779
Sanderson Farms, Inc.	500	94,100
Whole Earth Brands, Inc. (A) (B)	76,100	878,955

		17,130,191

Gas Utilities - 1.1%
UGI Corp.	158,000	6,733,960

Health Care Equipment & Supplies - 0.8%
AngioDynamics, Inc. (A)	81,200	2,106,328
Meridian Bioscience, Inc. (A)	59,000	1,135,160
OraSure Technologies, Inc. (A)	127,100	1,437,501

		4,678,989

Health Care Providers & Services - 4.9%
AmerisourceBergen Corp.	68,200	8,146,490
AMN Healthcare Services, Inc. (A)	22,000	2,524,500
Centene Corp. (A)	119,700	7,458,507
Cross Country Healthcare, Inc. (A)	168,150	3,571,506
Encompass Health Corp.	26,300	1,973,552
Laboratory Corp. of America Holdings (A)	20,477	5,763,047
National HealthCare Corp.	5,150	360,397

		29,797,999

Hotels, Restaurants & Leisure - 0.2%
Churchill Downs, Inc.	6,100	1,464,488

Household Durables - 1.8%
Helen of Troy Ltd. (A)	6,700	1,505,356
KB Home	41,650	1,621,018

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
La-Z-Boy, Inc.	46,000	$ 1,482,580
MDC Holdings, Inc.	22,350	1,044,192
NVR, Inc. (A)	900	4,314,672
PulteGroup, Inc.	20,750	952,840

		10,920,658

Household Products - 1.0%
Reynolds Consumer Products, Inc.	98,700	2,698,458
Spectrum Brands Holdings, Inc.	37,100	3,549,357

		6,247,815

Independent Power & Renewable Electricity Producers - 1.4%
Vistra Corp.	509,531	8,712,980

Insurance - 10.2%
Alleghany Corp. (A)	16,401	10,240,948
Allstate Corp.	45,900	5,843,529
American International Group, Inc.	63,700	3,496,493
Arch Capital Group Ltd. (A)	226,300	8,640,134
Everest Re Group Ltd.	7,700	1,931,006
Fidelity National Financial, Inc.	186,007	8,433,557
Loews Corp.	143,420	7,734,641
Markel Corp. (A)	6,100	7,290,293
Old Republic International Corp.	252,400	5,838,012
Selective Insurance Group, Inc.	35,150	2,654,880

		62,103,493

Interactive Media & Services - 0.6%
IAC / InterActiveCorp (A)	26,900	3,504,801

Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	62,900	4,382,243

IT Services - 1.7%
Euronet Worldwide, Inc. (A)	29,700	3,780,216
FleetCor Technologies, Inc. (A)	19,400	5,068,638
Perficient, Inc. (A)	12,200	1,411,540

		10,260,394

Leisure Products - 0.6%
MasterCraft Boat Holdings, Inc. (A)	92,450	2,318,646
Polaris, Inc.	12,150	1,453,869

		3,772,515

Machinery - 1.4%
Altra Industrial Motion Corp.	29,200	1,616,220
Columbus McKinnon Corp.	40,000	1,934,000
Douglas Dynamics, Inc.	23,800	863,940
Gencor Industries, Inc. (A)	53,350	592,185
Miller Industries, Inc.	17,850	607,614
Mueller Industries, Inc.	65,100	2,675,610

		8,289,569

Media - 4.2%
DISH Network Corp., Class A (A)	115,100	5,002,246
Fox Corp., Class A	110,800	4,444,188
Liberty Broadband Corp., Class C (A)	48,590	8,391,493
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	169,044	8,024,519

		25,862,446

Metals & Mining - 1.6%
Commercial Metals Co.	72,200	2,199,212
Kaiser Aluminum Corp.	18,450	2,010,312
Kinross Gold Corp.	548,800	2,941,568

Transamerica Series Trust	Page 2

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	33,600	$ 1,472,016
TimkenSteel Corp. (A)	79,300	1,037,244

		9,660,352

Mortgage Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	635,889	5,354,185

Multi-Utilities - 3.2%
CenterPoint Energy, Inc.	267,900	6,590,340
NiSource, Inc.	400,300	9,699,269
NorthWestern Corp.	56,600	3,243,180

		19,532,789

Multiline Retail - 1.5%
Dollar Tree, Inc. (A)	92,800	8,882,816

Oil, Gas & Consumable Fuels - 3.9%
Delek US Holdings, Inc. (A)	41,600	747,552
Devon Energy Corp.	82,300	2,922,473
EQT Corp. (A)	127,100	2,600,466
HollyFrontier Corp.	138,800	4,598,444
Magnolia Oil & Gas Corp., Class A	159,000	2,828,610
Ovintiv, Inc.	33,250	1,093,260
REX American Resources Corp. (A)	20,700	1,653,309
Williams Cos., Inc.	284,400	7,377,336

		23,821,450

Paper & Forest Products - 0.6%
Glatfelter Corp.	81,850	1,154,085
West Fraser Timber Co. Ltd. (B)	28,400	2,392,132

		3,546,217

Pharmaceuticals - 3.4%
Bausch Health Cos., Inc. (A)	98,100	2,732,085
BioDelivery Sciences International, Inc. (A)	292,000	1,054,120
Innoviva, Inc. (A)	50,000	835,500
Jazz Pharmaceuticals PLC (A)	14,600	1,901,066
Organon & Co.	167,100	5,479,209
Perrigo Co. PLC	61,600	2,915,528
Viatris, Inc.	423,600	5,739,780

		20,657,288

Professional Services - 2.5%
ASGN, Inc. (A)	19,650	2,223,201
FTI Consulting, Inc. (A)	8,500	1,144,950
Heidrick & Struggles International, Inc.	37,850	1,689,245
ICF International, Inc.	27,200	2,428,688
KBR, Inc.	118,550	4,670,870
Leidos Holdings, Inc.	17,100	1,643,823
Science Applications International Corp.	18,350	1,570,026

		15,370,803

Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (A)	12,562	3,116,507
Newmark Group, Inc., Class A	61,600	881,496

		3,998,003

Road & Rail - 0.3%
AMERCO	3,200	2,067,296

Semiconductors & Semiconductor Equipment - 3.2%
AXT, Inc. (A)	37,250	310,293
Cohu, Inc. (A)	90,250	2,882,585
MagnaChip Semiconductor Corp. (A)	139,650	2,480,184
MaxLinear, Inc. (A)	12,000	591,000
MKS Instruments, Inc.	14,000	2,112,740

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NeoPhotonics Corp. (A)	84,750	$ 738,172
Onto Innovation, Inc. (A)	30,200	2,181,950
Qorvo, Inc. (A)	11,800	1,972,842
Silicon Motion Technology Corp., ADR	48,350	3,335,183
Tower Semiconductor Ltd. (A)	67,150	2,007,785
Universal Display Corp.	5,100	871,896

		19,484,630

Software - 2.7%
CDK Global, Inc.	169,900	7,229,245
NCR Corp. (A)	69,000	2,674,440
Progress Software Corp.	19,000	934,610
SS&C Technologies Holdings, Inc.	79,900	5,545,060

		16,383,355

Specialty Retail - 3.7%
Abercrombie & Fitch Co., Class A (A)	68,150	2,564,484
Academy Sports & Outdoors, Inc. (A)	11,500	460,230
American Eagle Outfitters, Inc. (B)	100,500	2,592,900
Foot Locker, Inc.	23,850	1,088,991
Hibbett, Inc.	9,450	668,493
O’Reilly Automotive, Inc. (A)	11,800	7,210,508
Ross Stores, Inc.	34,000	3,700,900
Urban Outfitters, Inc. (A)	67,100	1,992,199
Williams-Sonoma, Inc.	13,150	2,331,890

		22,610,595

Technology Hardware, Storage & Peripherals - 0.1%
Turtle Beach Corp. (A)	29,650	824,863

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (A)	3,350	1,206,670
Steven Madden Ltd.	39,000	1,566,240

		2,772,910

Thrifts & Mortgage Finance - 1.0%
Provident Financial Services, Inc.	61,450	1,442,232
TrustCo Bank Corp.	50,600	1,617,682
Washington Federal, Inc.	92,250	3,165,097

		6,225,011

Trading Companies & Distributors - 0.5%
AerCap Holdings NV (A)	50,600	2,925,186

Total Common Stocks (Cost $459,955,400)		591,772,115

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (C)	2,313,486	2,313,486

Total Other Investment Company (Cost $2,313,486)		2,313,486

Transamerica Series Trust	Page 3

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.6%

Fixed Income Clearing Corp., 0.00% (C), dated 09/30/2021, to be repurchased at $16,108,780 on 10/01/2021. Collateralized by U.S. Government Obligations, 0.13% - 1.13%, due 01/15/2022 - 02/28/2022, and with a total value of $16,431,008.

$ 16,108,780	$ 16,108,780

Total Repurchase Agreement (Cost $16,108,780)	16,108,780

Total Investments (Cost $478,377,666)	610,194,381
Net Other Assets (Liabilities) - (0.0)% (D)	(196,628)

Net Assets - 100.0%	$ 609,997,753

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$591,772,115	$—	$—	$591,772,115
Other Investment Company	2,313,486	—	—	2,313,486
Repurchase Agreement	—	16,108,780	—	16,108,780

Total Investments	$594,085,601	$16,108,780	$—	$610,194,381

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,544,969, collateralized by cash collateral of $2,313,486 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,373,671. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2021.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 4

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 5